CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,499,488	$ 723,775
Restricted cash	20,863	191
Notes receivable	1,131,566	365,911
Short-term investments	13,927	280,251
Prepaid expenses and other current assets	52,932	41,684
Advances to suppliers	852	3,397
Inventories	169,517	327,771
Amounts due from related parties- short-term portion	18	0
Total current assets	4,889,163	1,742,980
Property, plant and equipment, net	2,605,195	1,559,110
Prepaid land use rights, net	80,330	40,741
Deferred tax assets	1,809	0
Amounts due from related parties- long-term portion	16,864	0
Other non-current assets	735	820
TOTAL ASSETS	7,594,096	3,343,651
Current liabilities:
Accounts payable	81,875	81,469
Notes payable	20,687	0
Advances from customers - short-term portion	121,992	202,958
Payables for purchases of property, plant and equipment	230,440	142,937
Accrued expenses and other current liabilities	51,497	40,848
Amounts due to related parties - short-term portion	8,417	10,815
Income tax payable	221,634	71,472
Total current liabilities	736,542	550,499
Advances from customers - long-term portion	153,176	90,661
Deferred government subsidies	19,232	21,935
Deferred tax liabilities	80,540	16,726
Total liabilities	989,490	679,821
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2021 and 2022; 377,177,802 shares issued and 372,534,652 shares outstanding as of December 31, 2021; 405,620,792 shares issued and 391,023,327 shares outstanding as of December 31, 2022	40	38
Additional paid-in capital	2,211,203	1,016,855
Retained earnings	2,898,843	1,079,042
Accumulated other comprehensive income (loss)	(176,032)	67,773
Treasury shares, at cost (4,643,150 shares as of December 31, 2021; 14,597,465 shares as of December 31, 2022)	(126,678)	(1,749)
Total Daqo New Energy Corp. shareholders' equity	4,807,376	2,161,959
Non-controlling interest	1,797,230	501,871
Total shareholders' equity	6,604,606	2,663,830
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,594,096	$ 3,343,651